Statement of Cash Flows	1 Months Ended
Nov. 30, 2021 USD ($)
Cash flows from Operating Activities:
Net Loss	$ (4,860)
Changes in operating assets and liabilities:
Accounts payable	4,860
Net cash used in operating activities
Cash Flows from Financing Activities:
Net cash provided by financing activities
Net Change in Cash
Cash – Beginning of period
Cash – Ending of period
Supplemental Disclosures of Noncash Financing Activities
Deferred offering costs paid from Promissory Note – Related Party	105,995
Issuance of Class B ordinary shares to Sponsor for subscription receivable	$ 25,000